Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to one billion, five hundred and twenty million (1,520,000,000) shares of capital stock, of which one billion five hundred million (1,500,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Equity Line of Credit

On October 20, 2022, the Company entered into a common stock purchase agreement (the “Equity Line of Credit”) with an otherwise unaffiliated third party (the “Investor”). Pursuant to the terms of the Equity Line of Credit, for a period of thirty-six (36) months commencing on the trading day immediately following the date of effectiveness of the Registration Statement, the Investor can purchase up to $15,000,000 of the Company’s common stock, par value $0.001 per share, pursuant to drawdown notices, covering the registrable securities. The purchase price of the shares under the Equity Line of Credit is equal to 82% of the lowest volume weighted average price (VWAP) during the last ten trading days after the Company delivers to the Investor a put notice or drawdown notice in writing requiring Investor to purchase shares of the Company, subject to the terms of the Equity Line of Credit.

Preferred Stock

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and has 450 shares issued and outstanding as of June 30, 2025.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $2,060 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

During the six months ended June 30, 2025 and 2024, investors converted 0 shares of the Company’s Series E Convertible Preferred Stock into shares of the Company’s common stock.

Series F Convertible Preferred Stock

The Company has designated 5,500,000 shares of Series F Convertible Preferred stock and has 2,283 shares issued and outstanding as of June 30, 2025.

The shares of Series F Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series F Preferred Stock, at any time following the Original Issue Date at a price of $5.00 per share, subject to adjustment. Each holder of Series F Preferred Stock shall be entitled to receive, with respect to each share of Series F Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

During the six months ended June 30, 2024, investors were issued 3,939 shares of Series F Preferred stock for the conversion of $3,930,001 in outstanding notes for a loss on settlement of debt of $3,589,203 and 3,774 shares of Series F Preferred stock for the exchange of 1,501,353 warrants, resulting in an inducement expense of $1,441,908.

During the six months ended June 30, 2024, investors were issued 150 shares of Series F Preferred stock in exchange for 1,800 warrants with an exercise price of $480 as part of the restructuring of a previously outstanding note payable. See The March 13 Loan Agreement for further details on the restructuring.

During the six months ended June 30, 2024, 16 investors converted 4,515 shares of Preferred Series F stock into 903,000 shares of common stock.

During the six months ended June 30, 2025, 2 investors converted 835 shares of Preferred Series F stock into 167,000 shares of common stock.

Series G Convertible Preferred Stock

The Company has designated 500,000 shares of Series G Convertible Preferred stock and has 14,124 shares issued and outstanding as of June 30, 2025.

The shares of Series G Preferred Stock have a stated value of $750 per share and are convertible into Common Stock at the election of the holder of the Series G Preferred Stock, at any time following the Original Issue Date at a price of $1.00 per share, subject to adjustment. Each holder of Series G Preferred Stock shall be entitled to receive, with respect to each share of Series G Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

During the six months ended June 30, 2024, there was no activity in the Series G Preferred stock.

During the six months ended June 30, 2025, 5 investors purchased 238 shares of Series G Preferred stock for proceeds to the Company of $175,000.

During the six months ended June 30, 2025, 22 investors purchased 1,419 shares of Series G Preferred stock for proceeds to the Company of $1,056,000. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. Additionally, 24 debtholders of Flewber Global, Inc. were issued 9,475 shares of Series G Preferred stock with a fair value of $6,395,625 to eliminate their debt in Flewber Global, Inc. as part of the acquisition purchase price. See Acquisition of Flewber Global, Inc. in Note 10 for further details on the acquisition structure.

During the six months ended June 30, 2025, the Company issued 267 shares of Series G Preferred stock with a fair value of $78,899 to a consultant as payment for services.

During the six months ended June 30, 2025, the Company issued 640 shares of Series G Preferred stock with a fair value of $192,000 to settle an outstanding payable of $480,000 for the office at 419 Lafayette Street, resulting in a gain on settlement of vendor liabilities of $288,000. See Lease Agreements for more information on the settlement of this liability.

Series H Convertible Preferred Stock

The Company has designated 50,000 shares of Series H Convertible Preferred stock and has 3,798 shares issued and outstanding as of June 30, 2025.

The shares of Series H Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series H Preferred Stock, at any time following the Original Issue Date at a price of $0.257 per share, subject to adjustment. Each holder of Series H Preferred Stock shall be entitled to receive, with respect to each share of Series H Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

During the six months ended June 30, 2025 and 2024, there was no activity in the Series H Preferred stock.

Series I Convertible Preferred Stock

The Company has designated 100,000 shares of Series I Convertible Preferred stock and has 37,812 shares issued and outstanding as of June 30, 2025.

The shares of Series I Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series I Preferred Stock, at any time beginning 18 months after the Original Issue Date, at a price of $1.00 per share, subject to adjustment. Each holder of Series I Preferred Stock shall be entitled to receive, with respect to each share of Series I Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder. No adjustment, increase, or decrease in the Beneficial Ownership Limitation shall be permitted.

During the six months ended June 30, 2024, there was no activity in the Series I Preferred stock.

On June 27, 2025, the Company acquired 25% of equity in PCG Advisory, Inc. As consideration for this acquisition, PCG Advisory, Inc. received 12,500 shares of the Company’s Series I Preferred stock with a fair value of $456,250. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM Media Holdings, Inc. As consideration for this acquisition, PRISM Media Holdings, Inc. received 5,000 shares of the Company’s Series I Preferred stock with a fair value of $182,500. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 25% of equity in PRISM MediaWire, Inc. As consideration for this acquisition, PRISM MediaWire, Inc. received 2,500 shares of the Company’s Series I Preferred stock with a fair value of $91,250. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

On June 27, 2025, the Company acquired 20% of equity in AIRHub, Inc. As consideration for this acquisition, AIRHub, Inc. received 3,000 shares of the Company’s Series I Preferred stock with a fair value of $109,500. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

During the six months ended June 30, 2025, the Company issued 14,812 shares of Series I Preferred stock with a fair value of $592,465 to Marc Sellouk, CEO of Flewber Global, Inc. as part of a retention bonus after the Company’s acquisition of Flewber Global, Inc. in February of 2025. See Stock based compensation under Common Stock below for more details on this overall retention package.

Common Stock

Common stock issued upon conversion of notes payable

On January 9, 2024, the Company issued 20,000 shares of its common stock pursuant to a conversion of $100,000 in convertible notes and accrued interest at a price of $5.00 per share.

On February 2, 2024, the Company issued 16,424 shares of its common stock pursuant to a conversion of $82,103 in accrued interest on convertible notes at a price of $5.00 per share.

On March 15, 2024, the Company issued 1,287 shares pursuant to a conversion of $4,500 in promissory notes at a price of $3.50 per share.

On March 18, 2024, the Company agreed to the cancellation of a previous conversion of $4,285 in notes payable and rescinded the issuance of 343 shares of its common stock.

On March 19, 2024, the Company issued 5,000 shares pursuant to the conversion of $40,000 in convertible notes at a price of $8.00 per share.

Shares issued for settlement of liabilities

On February 28, 2024, the Company issued 2,300 shares at a fair value of $11,270 to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of debt of $8,970.

On February 28, 2024, the Company issued 18,000 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of debt of $73,080.

On March 22, 2024, the Company issued 33,895 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of debt of $174,898.

On January 2, 2025, the Company issued 800 shares with a fair value of $264 to a vendor to settle $800 in outstanding liabilities, resulting in a gain on settlement of debt of $536.

On January 17, 2025, the Company issued 10,000 shares at a fair value of $5,800 to settle $5,800 in outstanding liabilities.

On March 4, 2025, the Company issued 4,125 shares at a fair value of $3,094 to settle $1,250 in outstanding liabilities, resulting in a loss on settlement of debt of $1,844.

On June 25, 2025, the Company issued 372,000 to 2 employees of Flewber Global, Inc. at a fair value of $127,968 to settle $372,000 in outstanding liabilities, resulting in a gain on settlement of debt of $244,032.

Common stock issued for financing fees

On January 10, 2024, the Company issued 14,000 shares of its restricted common stock at a fair value of $28,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 21, 2024, the Company issued 3,500 shares of its restricted common stock at a fair value of $21,700 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 25, 2024, the Company issued 3,000 shares of its restricted common stock at a fair value of $16,710 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On February 7, 2025, the Company issued 1,768 shares of common stock with a fair value of $2,122 to an investor for fees and penalties associated with a convertible note.

Shares issued for acquisition of consolidated subsidiary

On February 27, 2025, the Company issued 1,056,140 shares of common stock with a fair value of $950,526 to the shareholders of Flewber Global, Inc. in exchange for their equity in Flewber Global, Inc. as part of the acquisition of that entity. See Acquisition of Flewber Global, Inc. in Note 10 for further details on the acquisition structure.

Cash received for common stock

On January 3, 2024, the Company sold 9,989 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $27,728 to the Company.

On March 6, 2024, the Company sold 7,143 shares of its common stock for proceeds of $25,000. Additionally, the Company issued 7,143 warrants with an exercise price of $7.00 and an expected life of 5 years with a fair value of $33,215.

On March 25, 2024, the Company sold 23,848 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $83,872.

On April 8, 2024, the Company issued 10,000 shares of its restricted common stock for gross proceeds of $25,000. Additionally, the Company issued 10,000 warrants with an exercise price of $5.00 with an expected life of 5 years, and a fair value of $35,100.

During the six months ended June 30, 2025, 13 investors purchased 276,140 shares of Common stock for proceeds to the Company of $276,140. These purchases were made in conjunction with the Company’s acquisition of Flewber Global, Inc. See Acquisition of Flewber Global, Inc. in Note 10 for further details on the acquisition structure.

Stock based compensation in Creatd, Inc.

On March 1, 2024, the Company issued 10,000 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.

On April 22, 2024, the Company issued 11,436 shares at a fair value of $20,699 to a vendor for services rendered.

On May 28, 2024, the Company issued 55,000 shares of common stock with a fair value of $99,000 to a vendor for services rendered.

On March 5, 2024, the Company issued 10,000 shares at a fair value of $46,000 to a vendor for services rendered.

On March 6, 2024, the Company issued 15,000 shares with a fair value of $69,750 to a vendor for services.

On January 6, 2025, the Company issued 48,645 shares with a fair value of $22,377 to a vendor for services rendered.

On February 6, 2025, the Company issued 125,000 shares with a fair value of $131,250 to a vendor for services rendered for a service contract of 6 months. $109,250 of this was recognized in the current period, and $21,875 was recognized as prepaid expenses.

On February 27, 2025, the Company issued 500,000 shares with a fair value of $450,000 to Marc Sellouk, CEO of Flewber Global, Inc., as part of a retention package associated with the Company’s acquisition of that entity. Under this agreement, these 500,000 shares were to be issued at acquisition in exchange for his equity in Flewber Global, Inc. and another 468,832 shares, as well as 14,812 shares of Preferred Series I stock, were to be issued on June 30, 2025, if Mr. Sellouk’s employment at the Company continued through that date. Mr. Sellouk continues his employment with the Company, and on June 30, 2025, the Company issued the additional 468,832 shares of Common stock with a fair value of $187,583 and the 14,812 shares of Preferred Series I stock with a fair value of $592,465 under this agreement.

Shares issued for acquisition of marketable securities

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 39,824 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

On May 6, 2025, the Company acquired 17,000,000 shares in MineralRite Corporation, in exchange for 90,000 shares of the Company’s common stock.

Exercise of warrants to stock

Between February 12, 2025, and February 26, 2025, the Company issued 4,496,400 shares of common stock pursuant to the cashless exercise of warrants.

On June 23, 2025, the Company issued 2,000 shares of common stock pursuant to the exercise of warrants for gross proceeds of $2,000.

On June 30, 2025, the Company issued 200,000 shares of common stock pursuant to the cashless exercise of warrants.

Shares issued for rounding in reverse stock split

On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.

Mezzanine Equity

On August 18, 2023, The Company commenced a Regulation CF offering to raise funds at the subsidiary level by issuing convertible preferred stock in Vocal, Inc., a wholly-owned subsidiary of Creatd, Inc. The offering closed in February 2024, with a total of 12,204 shares sold for proceeds to the Company of $84,790. Prior to this offering, a total of 100,000,000 shares were issued and outstanding, owned by the Company.

As of June 30, 2025, these amounts are classified under mezzanine equity on its condensed consolidated balance sheets.

The preferred stock issued carries limited rights, including no voting rights unless converted into common stock, a fixed liquidation preference, a quarterly dividend right based on the subsidiary’s GAAP net revenues, and a redemption right exercisable after five years at a fixed face value. The preferred stock converts into common stock at a conversion price of $0.60.

Stock Options

The assumptions used for options granted during the six months ended June 30, 2025, are as follows:

June 30, 2025
Exercise Price	$0.30 - $0.33
Expected dividends	0%
Expected volatility	371.70% - 372.53%
Risk free interest rate	4.40% - 4.57%
Expected life of option	10 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	2,073,568	$8.93	8.84
Granted	6,375,000	$0.32	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – June 30, 2025 – outstanding	8,448,568	$2.43	9.33
Balance – June 30, 2025 – exercisable	6,822,306	$2.78	9.28
Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$2.43	8,448,568	9.33	$2.78	6,822,306	9.28

Stock-based compensation for stock options has been recorded in the condensed consolidated statements of operations and comprehensive loss and totaled $2,319,5521, for the six months ended June 30, 2025.

As of June 30, 2025, there was $2,979 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

Warrant Activities

The assumptions used for warrants granted during the six months ended June 30, 2025, are as follows:

June 30, 2025
Exercise Price	$1.00 - 1.20
Expected dividends	0%
Expected volatility	227.71% - 279.01%
Risk free interest rate	3.81% - 4.45%
Expected life of warrants	5 years

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2024 – outstanding	26,206,856	$0.40	3.64
Granted	9,155,836	$1.00	5.00
Exercised	-1,176,100	$0.26	-
Forfeited/Cancelled	-189	$6,746	-
Balance – June 30, 2025 – outstanding	34,186,403	$0.27	3.51
Balance – June 30, 2025 – exercisable	34,186,403	$0.27	3.51

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$0.27	34,186,403	3.51	$0.27	34,186,403	3.51

During the six months ended June 30, 2025, a deemed dividend of $1,363,254 was recorded to the condensed consolidated statements of operations and comprehensive loss.

During the six months ended June 30, 2025, a total of 75,000 warrants with a fair value of $12,046 were issued with convertible notes and promissory notes.

On February 27, 2025, the Company issued 7,510,058 warrants with an exercise price of $1.00 and a cumulative fair value of $6,726,164 as part of the acquisition of Flewber Global, Inc. This fair value was treated as part of the purchase price for Flewber Global, Inc. See Acquisition of Flewber Global, Inc. in Note 10 for further details on the acquisition structure.

During the six months ended June 30, 2025, a total of 1,645,778 warrants with a fair value of $1,363,243 were issued with the sale of common and preferred stock not associated with the acquisition of Flewber Global, Inc., the conversion of promissory notes, or as stock based compensation.

Note 9 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to one billion, five hundred and twenty million (1,520,000,000) shares of capital stock, of which one billion five hundred million (1,500,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Equity Line of Credit

On October 20, 2022, the Company entered into a common stock purchase agreement (the “Equity Line of Credit”) with an otherwise unaffiliated third party (the “Investor”). Pursuant to the terms of the Equity Line of Credit, for a period of thirty-six (36) months commencing on the trading day immediately following the date of effectiveness of the Registration Statement, the Investor can purchase up to $15,000,000 of the Company’s common stock, par value $0.001 per share, pursuant to drawdown notices, covering the registrable securities. The purchase price of the shares under the Equity Line of Credit is equal to 82% of the lowest volume weighted average price (VWAP) during the last ten trading days after the Company delivers to the Investor a put notice or drawdown notice in writing requiring Investor to purchase shares of the Company, subject to the terms of the Equity Line of Credit.

Preferred Stock

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and has 450 shares issued and outstanding as of December 31, 2023.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $2,060 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

During the years ended December 31, 2024 and 2023, investors converted 0 shares of the Company’s Series E Convertible Preferred Stock into shares of the Company’s common stock.

Series F Convertible Preferred Stock

The Company has designated 5,500,000 shares of Series F Convertible Preferred stock and has 3,088 shares issued and outstanding as of December 31, 2024.

The shares of Series F Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series F Preferred Stock, at any time following the Original Issue Date at a price of $5.00 per share, subject to adjustment. Each holder of Series F Preferred Stock shall be entitled to receive, with respect to each share of Series F Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

During the year ended December 31, 2024, investors were issued 3,939 shares of Series F Preferred stock for the conversion of $3,930,001 in outstanding notes for a loss on settlement of debt of $3,589,203 and 3,774 shares of Series F Preferred stock for the exchange of 1,501,353 warrants, resulting in an inducement expense of $1,441,908.

During the year ended December 31, 2024, investors were issued 150 shares of Series F Preferred stock in exchange for 1,800 warrants with an exercise price of $480 as part of the restructuring of a previously outstanding note payable. See The March 13 Loan Agreement for further details on the restructuring.

Between March 14, 2024 and March 20, 2024, 11 investors converted 1,802 shares of Preferred Series F stock into 360,400 shares of common stock.

Between June 25 and June 27, 2024, 6 investors converted 2,713 shares of Series F Preferred into 542,600 shares of common stock.

On July 25, 2024, the Company issued 100,000 shares of common stock for the conversion of 500 shares of Series F preferred stock to 2 investors.

Between July 31, 2024 and August 1, 2024, the Company issued 61,000 shares of common stock for the conversion of 305 shares of preferred series F stock to 3 investors.

On September 30, 2024, 2 investors rescinded a conversion of 575 shares of Preferred Series F stock, causing the cancellation of 115,000 shares of common stock and the re-issuance of 575 shares of Preferred Series F stock.

Series G Convertible Preferred Stock

The Company has designated 500,000 shares of Series G Convertible Preferred stock and has 1,904 shares issued and outstanding as of December 31, 2024.

The shares of Series G Preferred Stock have a stated value of $750 per share and are convertible into Common Stock at the election of the holder of the Series G Preferred Stock, at any time following the Original Issue Date at a price of $1.00 per share, subject to adjustment. Each holder of Series G Preferred Stock shall be entitled to receive, with respect to each share of Series G Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

During the year ended December 31, 2024, investors were issued 284 shares of Series G Preferred stock for gross proceeds of $210,000. As additional incentive, the Company issued 210,500 warrants with an exercise price of $1.00 and a fair value of $152,742.

During the year ended December 31, 2024, the Company issued 644 shares of Series G Preferred with a fair value of $355,305 for the conversion of $408,334 in notes payable, resulting in a gain on settlement of debt of $76,429. Additionally, the Company issued 48 shares of Series G Preferred in exchange for the cancellation of 71,230 warrants, resulting in an inducement expense of $23,400.

Additionally, on August 27, 2024, 134 shares of Series G Preferred were issued to a consultant of the company as compensation for services rendered at a value of $76,380.

On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 437,347 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of debt of $304,316.

Series H Convertible Preferred Stock

The Company has designated 50,000 shares of Series H Convertible Preferred stock and has 3,798 shares issued and outstanding as of December 31, 2024.

The shares of Series H Preferred Stock have a stated value of $100 per share and are convertible into Common Stock at the election of the holder of the Series H Preferred Stock, at any time following the Original Issue Date at a price of $0.257 per share, subject to adjustment. Each holder of Series H Preferred Stock shall be entitled to receive, with respect to each share of Series H Preferred Stock then outstanding and held by such holder, dividends on shares of Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Preferred Stock.

The Holder shall be entitled to vote on an as-converted basis (subject to the Beneficial Ownership Limitation), together with the holders of Common Stock, with respect to any question upon which the holders of Common Stock have the right to vote, except as may be otherwise provided by applicable law. Except as otherwise expressly provided herein or as required by law, the Holders and the holders of Common Stock shall vote together and not as separate classes. Moreover, as long as any shares of Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Preferred Stock or alter or amend this Certificate of Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Holders, (c) increase the number of authorized shares of Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. The “Beneficial Ownership Limitation” shall be 4.99% (or, upon election by a Holder prior to the issuance of any shares of Preferred Stock, 9.99%) of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Preferred Stock held by the applicable Holder.

During the year ended December 31, 2024, investors were issued 3,798 shares of Series H Preferred stock for the conversion of outstanding payroll and payables to Key Drivers of the Company. See Shares issued for settlement of compensation to employees and consultants for further details regarding these conversions.

Common Stock

Sale of minority interest in OG Collection Inc.

On February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., whereby he purchased, 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG Collection, Inc., the Company, and the Investor entered into a Shareholder Agreement.

Sale of minority interest via Regulation CF in Vocal, Inc.

On August 18, 2023, The Company commenced a Regulation CF offering to raise funds at the subsidiary level by issuing convertible preferred stock in Vocal, Inc., a wholly-owned subsidiary of Creatd, Inc. As of December 31, 2023, the Company had sold 10,040 shares of preferred stock for net proceeds of $65,804. In the year ended December 31, 2024, the Company sold an additional 2,164 shares for net proceeds of $18,986. The offering closed in February 2024, with a total of 12,204 shares sold. Prior to this offering, a total of 100,000,000 shares were issued and outstanding, owned by the Company.

The investors had the right to cancel their investment prior to the February 2024 closing, therefore the net proceeds of $65,804 received as of December 31, 2023 were classified as “Deferred offering proceeds” on the Consolidated Balance Sheets. As of December 31, 2024, these amounts were reclassified under mezzanine equity on its consolidated balance sheets.

The preferred stock issued carries limited rights, including no voting rights unless converted into common stock, a fixed liquidation preference, a quarterly dividend right based on the subsidiary’s GAAP net revenues, and a redemption right exercisable after five years at a fixed face value. The preferred stock converts into common stock at a conversion price of $0.60.

Stock based compensation in consolidated subsidiaries

On August 1, 2024, Vocal, Inc. granted 48.61% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.

Common stock issued upon conversion of notes payable

On January 17, 2023, the Company issued 228 shares pursuant to a conversion of $51,132 in convertible notes at a price of $225.25 per share.

On February 10, 2023, the Company issued 8,667 shares of its common stock pursuant to a conversion of $866,650 in convertible notes at a price of $100 per shares.

On February 13, 2023, the Company issued 5,000 shares of its common stock pursuant to a conversion of $500,000 in convertible notes at a price of $100 per share.

On May 30, 2023, the Company issued 1,139 shares of its restricted common stock at a fair value of $34,158 in exchange for the conversion of the remaining Denver Bodega LLC Note Payable.

On August 28, 2023, the Company issued 11,047 shares of its common stock pursuant to a conversion of $138,086 in convertible promissory notes at a price of $12.50 per share.

On September 18, 2023, the Company issued 7,718 shares of its common stock pursuant to a conversion of $96,468 in convertible promissory notes at a price of $12.50 per share.

On October 3, 2023, the Company issued 12,000 shares of its common stock pursuant to a conversion of $150,000 in convertible promissory notes.

On October 11, 2023, the Company issued 3,056 shares of its common stock pursuant to a conversion of $30,000 in convertible promissory notes.

On October 13, 2023, the Company issued 343 shares of its common stock pursuant to a conversion of $4,285 in convertible promissory notes.

On December 1, 2023, the Company issued 4,688 shares of its common stock pursuant to a conversion of $15,000 in convertible promissory notes.

On December 5, 2023, the Company issued 5,173 shares of its common stock pursuant to a conversion of $15,000 in convertible promissory notes.

On December 6, 2023, the Company issued 15,000 shares of its common stock pursuant to a conversion of $75,000 in convertible promissory notes.

On December 11, 2023, the Company issued 5,749 shares of its common stock pursuant to a conversion of $14,083 in convertible promissory notes.

On January 9, 2024, the Company issued 20,000 shares of its common stock pursuant to a conversion of $100,000 in convertible notes and accrued interest at a price of $5.00 per share.

On February 2, 2024, the Company issued 16,424 shares of its common stock pursuant to a conversion of $82,103 in accrued interest on convertible notes at a price of $5.00 per share.

On March 15, 2024, the Company issued 1,287 shares pursuant to a conversion of $4,500 in promissory notes at a price of $3.50 per share.

On March 18, 2024, the Company agreed to the cancellation of a previous conversion of $4,285 in notes payable and rescinded the issuance of 343 shares of its common stock.

On March 19, 2024, the Company issued 5,000 shares pursuant to the conversion of $40,000 in convertible notes at a price of $8.00 per share.

On July 2, 2024, the Company issued 231,815 shares of common stock in exchange for $278,179 in convertible notes payable at a price of $1.20 per share.

On July 10, 2024, the Company issued 275,000 shares of common stock in exchange for $330,000 in notes payable and accrued interest at a price of $1.00 per share, resulting in a gain on settlement of debt of $55,000.

On July 11, 2024, the Company issued 128,205 shares of common stock in exchange for $41,129 in notes payable and $58,871 in interest at a price of $0.78 per share, resulting in a loss on settlement of debt of $28,205.

On July 22, 2024, the Company issued 171,039 shares of common stock in exchange for $133,411 in notes payable at a price of $0.90 per share, resulting in a loss on settlement of debt of $20,524. Additionally, the Company issued 10,461 shares with a fair value of $9,414 as penalties and fees in relation to the conversion of a note payable.

On July 29, 2024, the Company issued 81,924 shares of common stock for the conversion of $98,309 in notes payable and accrued interest at a price of $1.20 per share.

On September 12, 2024, the Company issued 161,346 shares of common stock for the conversion of $41,429 in notes payable at a price of $0.26 per share, resulting in a loss on settlement of debt of $40,857.

On November 6, 2024, a noteholder converted $54,000 in principal for 150,000 shares of common stock at a price of $0.36 per share, resulting in a loss on settlement of debt of $43,500.

On December 2, 2024, a noteholder converted $9,683 in principal and $11,999 in interest into 57,635 shares of common stock at a price of $0.38 per share, resulting in a loss on settlement of debt of $19,815.

Shares issued for settlement of accounts payable

On February 28, 2024, the Company issued 2,300 shares at a fair value of $11,270 to settle $2,300 in outstanding liabilities, resulting in a loss on settlement of debt of $8,970.

On February 28, 2024, the Company issued 18,000 shares of common stock with a fair value of $88,200 to a vendor to settle $15,120 in outstanding liabilities, resulting in a loss on settlement of debt of $73,080.

On March 22, 2024, the Company issued 33,895 shares of common stock with a fair value of $203,370 to a vendor to settle $27,472 in outstanding liabilities, resulting in a loss on settlement of debt of $174,898.

On August 22, 2024, the Company issued 125,000 shares of common stock with a fair value of $121,250 in exchange for $120,000 in accounts payable outstanding to a vendor, resulting in a loss on settlement of debt of $1,250. This issuance satisfied the first stage of a payment plan entered into relating to the termination of the Company’s lease at 419 Lafayette Street. See Lease Agreements for further details on the lease agreement and its settlement.

On November 12, 2024, Jessica Skube and the Company executed a settlement agreement for the matter of Skube v WHE Agency Inc., et al. As part of the agreement, Ms. Skube received 150,000 shares of the Company’s common stock, with an additional 35,000 shares of common stock issued in legal fees with a fair value of $145,410 to settle the outstanding balance of $191,360, resulting in a loss on settlement of debt of $45,950.

On November 25, 2024, the Company entered into agreements with 2 vendors to settle a total of $665,620 in accounts payable for 437,347 shares of common stock with a fair value of $362,998 and 975 shares of Series G Preferred with a fair value of $606,938. This resulted in a loss on settlement of debt of $304,316.

On December 23, 2024, the Company entered into agreements with 2 vendors to settle a total of $13,400 in accounts payable for 13,400 common shares with a fair value of $5,360, resulting in a gain on settlement of debt of $8,040.

Shares issued for settlement of compensation to employees and consultants

On October 13, 2023, the Company issued 11,507 shares of common stock at a fair market value of $212,878 to settle $345,208 in liabilities related to severance payments.

On October 27, 2023, the Company issued 4,500 shares of its common stock to two former employees at a fair market value of $38,250 to settle $45,000 in outstanding severance.

On April 22, 2024, the Company issued 691,845 shares of common stock with a fair value of $1,252,239 in exchange for $609,535 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $642,704.

On June 7, 2024, the Company issued 219,535 shares of common stock with a fair value of $392,968 in exchange for $144,502 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $248,466.

On June 26, 2024, the Company issued 216,704 shares of common stock with a fair value of $343,476 in exchange for $84,514 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $258,962.

On July 31, 2024, the Company issued 250,339 shares of common stock with a fair value of $367,998 in exchange for $78,048 in net pay owed to employees, officers, and directors, and payables to key consultants, resulting in a loss on settlement of debt of $289,950.

On September 30, 2024, the Company reversed the majority of the above conversions and rescinded 1,385,255 shares of common stock previously issued for the conversion of net pay owed to employees, officers, and directors, and payables to key consultants. The rescinded shares had a fair value of $581,807, and resulted in the reinstatement of $881,304 of the net pay owed to employees and payables and key consultants previously converted on April 22, June 7, June 26, and July 31, 2024.

On October 1, 2024, the Company re-offered employees, officers, directors, and key consultants the ability to convert their payables into Preferred Series H stock, and issued 3,798 shares of Preferred Series H stock with a fair value of $755,422 in exchange for $379,405 in net pay owed to employees, officers, and directors, and payables to key consultants. These conversions resulted in a loss on settlement of debt of $376,017. The Series H Preferred shares issue contain all the standard terms and conditions under the certificate of destination for that class of stock, including conversion price adjustment upon the sale of equity at a lower price subsequent to the issuance of these shares. See Series H Convertible Preferred Stock for additional information on the terms of Series H Preferred.

Common stock issued for financing fees

On May 16, 2023, the Company issued 750 shares of its restricted common stock at a fair value of $16,090 to the First May 2023 Lender as additional consideration for entering into the First May 2023 Loan Agreement.

On July 11, 2023, the Company issued 4,500 shares of its restricted common stock at a fair value of $106,139 as commitment shares pursuant to a promissory note.

On July 31, 2023, the Company issued 4,000 shares of its restricted common stock at a fair value of $23,067 as commitment shares pursuant to a promissory note.

On September 26, 2023, the Company issued 1,250 shares of its restricted common stock at a fair value of $13,125 pursuant to an extension for a monthly payment on a promissory note.

On October 6, 2023, the Company issued 10,000 shares of its restricted common stock at a fair value of $110,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On October 23, 2023, the Company issued 3,000 shares of its restricted common stock at a fair value of $33,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On November 1, 2023, the Company issued 10,000 shares of its common stock at a fair market value of $46,512 as commitment shares pursuant to a promissory note.

On November 2, 2023, the Company issued 13,053 shares of its restricted common stock at a fair value of $117,474 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On November 27, 2023, the Company issued 9,000 shares of its restricted common stock at a fair value of $63,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On December 22, 2023, the Company issued 22,000 shares of its restricted common stock at a fair value of $110,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On January 10, 2024, the Company issued 14,000 shares of its restricted common stock at a fair value of $28,000 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 21, 2024, the Company issued 3,500 shares of its restricted common stock at a fair value of $21,700 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On March 25, 2024, the Company issued 3,000 shares of its restricted common stock at a fair value of $16,710 as commitment shares pursuant to the extension of the maturity date of a promissory note.

On July 2, 2024, the Company issued 2,060 shares of common stock with a fair value of $2,431 to an investor for fees and penalties associated with a convertible note.

Shares issued for acquisition of consolidated subsidiary

On January 25, 2023, the Company issued 200 shares of common stock to acquire an additional 24% of Dune, Inc.

On February 7, 2023, the Company issued 2,002 shares of common stock to acquire an additional 11% of Dune, Inc.

On February 13, 2023, the Company issued 200 shares of its common stock to acquire an additional 51% of WHE Agency, Inc.

On February 13, 2023, the Company issued 250 shares of its common stock to acquire an additional 5% of Orbit Media, LLC.

On May 30, 2023, the Company issued 983 shares of its restricted common stock at a fair value of $223,734 in exchange for the remaining equity interest in Dune Inc.

On June 30, 2023, the Company issued 400 shares of its restricted common stock at a fair value of $244,428 in exchange for the remaining equity interest in Plant Camp LLC.

On July 28, 2023, the Company issued 2,188 shares of its restricted common stock at a fair value of $14,874 in exchange for 18% membership interest in Orbit Media LLC.

On July 26, 2024, the Company issued 35,000 common shares with a fair value of $38,150 to acquire 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. Additionally, the Company issued 65,000 warrants with an exercise price of $1.20 and an expected life of 5 years with a value of $70,850, for a total purchase price of $109,000. Of this purchase price, $5,450 was recorded as Goodwill and $103,550 was recorded as intangible assets.

Cash received for common stock

On January 25, 2023, the Company entered into a securities purchase agreement with an investor resulting in gross proceeds of $750,000 to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell an aggregate of 3,125 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $240 per share.

On March 13, 2023, the Company sold 3,000 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry for gross proceeds of $300,000 to the Company.

On May 3, 2023, the Company sold 2,820 shares of its common stock pursuant to the Equity Line of Credit entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $100,000 to the Company. Additionally, the Company issued 5,460 shares of its common stock to Coventry Enterprises at a fair value of $240,198 as a result of triggering the make-whole feature in the Company’s outstanding Equity Line of Credit.

On June 20, 2023, the Company sold 2,766 shares of its common stock pursuant to the Equity Line of Credit entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $69,137 to the Company. Additionally, the Company issued 2,356 shares of its common stock to Coventry Enterprises at a fair value of $50,649 in consideration for an extension on mandatory monthly payments due under the Second October 2022 Loan Agreement.

On September 5, 2023, the Company sold 8,256 shares of its common stock pursuant to the Equity Line of Credit entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $97,142 to the Company.

On October 20, 2023, the Company sold 8,485 shares of its common stock pursuant to the Equity Line of Credit entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $75,000 to the Company.

On October 23, 2023, the Company entered into securities purchase agreements with 8 investors resulting in gross proceeds of $206,500 to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell an aggregate of 24,259 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $8.50 per share.

On November 3, 2023, the Company sold 8,058 shares of its common stock pursuant to the Equity Line of Credit entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $43,839 to the Company.

On November 20, 2023, the Company sold 7,342 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $33,833 to the Company.

On November 30, 2023, the Company sold 6,871 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $30,000 to the Company.

On December 12, 2023, the Company sold 10,117 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $36,333 to the Company.

On January 3, 2024, the Company sold 9,989 shares of its common stock pursuant to the Equity Line of Creditentered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $27,728 to the Company.

On March 6, 2024, the Company sold 7,143 shares of its common stock for proceeds of $25,000. Additionally, the Company issued 7,143 warrants with an exercise price of $7.00 and an expected life of 5 years with a fair value of $33,215.

On March 25, 2024, the Company sold 23,848 shares of its common stock pursuant to the Equity Line of Credit entered into on October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $83,872.

On April 8, 2024, the Company issued 10,000 shares of its restricted common stock for gross proceeds of $25,000. Additionally, the Company issued 10,000 warrants with an exercise price of $5.00 with an expected life of 5 years, and a fair value of $35,100.

On November 18, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 26,666 shares of common stock for net proceeds of $20,000. Additionally, the Company issued 126,667 warrants with an exercise price of $1.25, an expected life of 5 years, and a combined fair value of $114,000.

On December 10, 2024, the Company entered into a purchase agreement with 2 investors whereby the Company issued 100,000 shares of common stock for net proceeds of $40,000. Additionally, the Company issued 100,000 warrants with an exercise price of $1.00 and an expected term of 5 years with a fair value of $64,375.

Stock based compensation in Creatd, Inc.

On February 8, 2023, in recognition of certain employees having accepted reduced salaries beginning August 22, 2023, the Company issued equity awards totaling 58,342 shares to officers and the employees of the Company. The fair value of these issuances is $18,085,747.

On February 14, 2023, the Company issued 21 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,000.

On February 28, 2023, the Company issued 2,500 shares of its restricted common stock to consultants in exchange for nine months of services at a fair value of $213,750. The shares issued to the consultant were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments.

On March 14, 2023, the Company issued 89 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,000.

On March 27, 2023, the Company issued 3,786 shares of its restricted common stock to consultants in exchange for services at a fair value of $246,061.

On April 26, 2023, the Company issued 1,350 shares of its restricted common stock to consultants in exchange for services at a fair value of $76,950.

On May 31, 2023, the Company issued 200 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,700.

On June 20, 2023, the Company issued equity awards totaling 12,471 shares to officers and the employees of the Company at a fair value of $268,120.

On June 29, 2023, the Company issued 2,300 shares of its common stock to consultants in exchange for services at a fair value of $50,600.

On November 9, 2023, the Company issued 22,000 shares of its common stock to consultants in exchange for services at a fair value of $143,000.

On March 1, 2024, the Company issued 10,000 shares at a fair value of $51,100 to a vendor for services rendered. On May 17, 2024, these shares were then rescinded as part of a renegotiation of the agreement with this vendor.

On April 22, 2024, the Company issued 11,436 shares at a fair value of $20,699 to a vendor for services rendered.

On May 28, 2024, the Company issued 55,000 shares of common stock with a fair value of $99,000 to a vendor for services rendered.

On March 5, 2024, the Company issued 10,000 shares at a fair value of $46,000 to a vendor for services rendered.

On March 6, 2024, the Company issued 15,000 shares with a fair value of $69,750 to a vendor for services.

On July 8, 2024, the Company issued 9,615 shares of common stock with a fair value of $10,288 to a vendor for services rendered.

On July 24, 2024, the Company issued 165,000 shares with a fair market value of $155,100 to a vendor for services rendered.

On August 20, 2024, the Company issued 10,000 shares of common stock with a fair value of $8,400 to 2 vendors for services rendered.

On September 27, 2024, the Company issued 572 shares with a fair value of $217 to 2 directors of the Company for services rendered.

On November 7, 2024, the Company issued 107,698 shares with a fair market value of $77,536 to consultants for services rendered.

On December 18, 2024, the Company issued 5,198 shares with a fair market value of $2,079 to consultants for services rendered.

Shares issued for acquisition of marketable securities

On July 17, 2024, the Company acquired 0.5% of equity in Hollywall Entertainment Inc., in exchange for 16,578 shares of the Company’s common stock.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock.

Shares issued for acquisition of minority interest

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, The Powerhouse LLC received 333,333 shares of the Company’s common stock. This minority equity investment was booked in Minority interest in business on the consolidated balance sheets at cost.

Shares issued for conversion of preferred to common

Between March 15, 2024 and March 18, 2024 6 investors converted 1,562 shares of Preferred Series F stock into 312,400 shares of common stock.

On March 20, 2024, 1 investor converted 120 shares of Preferred Series F stock into 24,000 shares of common stock.

Between June 25 and June 27, 2024, the Company issued 542,600 shares of common stock for the conversion of 2,713 shares of Series F Preferred.

On July 25, 2024, the Company issued 100,000 shares of common stock for the conversion of 500 shares of Series F preferred stock.

Between July 31, 2024 and August 1, 2024, the Company issued 61,000 shares of common stock for the conversion of 305 shares of preferred series F stock.

On September 30, 2024, 2 investors rescinded a conversion of 575 shares of Preferred Series F stock, causing the cancellation of 115,000 shares of common stock and the re-issuance of 575 shares of Preferred Series F stock.

Exercise of warrants to stock

Between January 25, 2023 and March 13, 2023, the Company issued 7,367 shares of common stock pursuant to the exercise of 7,367 warrants at an exercise price of $100 per share for gross proceeds of $736,810.

On July 10, 2023, the Company issued 18,481 shares of common stock pursuant to the exercise of warrants for gross proceeds of $231,000.

On December 15, 2023, the Company issued 16,000 shares of common stock pursuant to the exercise of warrants for gross proceeds of $80,000.

Shares issued for rounding in reverse stock split

On January 24, 2024, the Company effectuated a 1-for-500 reverse stock split. 3,554 shares with a fair value of $12,084 were issued pursuant to rounding from this reverse stock split.

Stock Options

The assumptions used for options granted during the twelve months ended December 31, 2024 and 2023, are as follows:

December 31, 2024
Exercise Price	$1.78-1.92
Expected dividends	0%
Expected volatility	215.44% - 218.11%
Risk free interest rate	4.17% - 4.69%
Expected life of option	10 years

December 31, 2023
Exercise Price	15
Expected dividends	0%
Expected volatility	180.97%
Risk free interest rate	4.40%
Expected life of option	5 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2022 – outstanding	8,817	2,025	4.29
Granted	136,000	15.00	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2023 – outstanding	144,817	135.00	9.31
Granted	1,928,751	0.30	10.01
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Balance – December 31, 2024 – outstanding	2,073,568	8.93	8.84
Balance – December 31, 2024 – exercisable	2,072,306	8.45	8.84

Option Outstanding			Option Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$8.93	2,073,568	8.84	8.45	2,072,306	8.84

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $892,242, for the year ended December 31, 2023.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $3,567,402, for the year ended December 31, 2024.

As of December 31, 2024, there was $0 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

On February 12, 2024, the Company issued 958,751 stock options with an exercise price of $1.92, a vesting date of August 1, 2024, and an expiration date of February 12, 2034.

On April 30, 2024, the Company issued 970,000 stock options with an exercise price of $1.78, a vesting date of August 1, 2024, and an expiration date of April 30, 2034.

On February 12, 2024, the Company’s Board voted to lower the exercise price of 136,000 stock options from $15 to $1.92. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On April 30, 2024, the Company’s Board voted to lower the exercise price of 1,094,751 stock options from $1.92 to $1.78. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On August 9, 2024, the Company’s Board voted to lower the exercise price of 2,064,751 stock options from $1.78 to $0.87. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

On September 23, 2024, the Company’s Board voted to lower the exercise price of 2,064,751 stock options from $0.87 to $0.30. As the fair value of the options after this modification was greater than the fair value previously recorded, no additional compensation expense was recorded.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

Warrant Activities

The assumptions used for warrants granted during the twelve months ended December 31, 2024 and 2023, are as follows:

December 31, 2024
Exercise Price	$0.26 - 7.00
Expected dividends	0%
Expected volatility	201.06% - 309.08%
Risk free interest rate	3.41% - 4.66%
Expected life of warrants	5 years

December 31, 2023
Exercise Price	$10 - 385
Expected dividends	0%
Expected volatility	179.31% - 187.30%
Risk free interest rate	3.52% - 4.81%
Expected life of warrants	5 years

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – December 31, 2022 – outstanding	32,524	1,471.05
Granted	1,983,234	4.89
Exercised	(42,018)	36.39
Forfeited/Cancelled	(1,138)	0.00
Balance – December 31, 2023 – outstanding	1,972,602	17.92
Granted	37,057,6833	1.68
Exercised	-	-
Forfeited/Cancelled	(12,823,429)	0.35
Balance – December 31, 2024 – outstanding	26,206,856	0.40
Balance – December 31, 2024 – exercisable	26,206,856	0.40

Warrants Outstanding			Warrants Exercisable
Weighted Average Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$0.40	26,205,856	3.64	$0.40	26,206,856	3.64

During the year ended December 31, 2023, the Company granted warrant holders 44,499 warrants with a fair value of $2,543,194 to exercise existing warrants.

During the year ended December 31, 2023, a deemed dividend of $32,554,410 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $3,004,782 as in relation to the issuance of new warrants and $29,549,628 was in relation to the trigger of down round provision in outstanding warrants.

During the year ended December 31, 2023, a total of 18,935 warrants with a fair value of $265,268 were issued with convertible notes and promissory notes.

During the year ended December 31, 2023, a total of 48,588 warrants with a fair value of $461,588 were issued with the sale of common stock.

During the year ended December 31, 2024, a deemed dividend of $33,017,888 was recorded to the Consolidated Statements of Operations and Comprehensive Loss, of which $2,071,061 as in relation to the issuance of new warrants and $30,946,827 was in relation to the trigger of down round provision in outstanding warrants.

During the year ended December 31, 2024, a total of 411,234 warrants with a fair value of $363,173 were issued with convertible notes and promissory notes.

During the year ended December 31, 2024, a total of 5,337,652 warrants with a fair value of $4,526,593 were issued with the sale of common stock, the conversion of promissory notes, or the conversion of payables. This includes the settlement of $250,000 in accounts payable for consideration of 300,000 warrants with an exercise price of $1.00 and a fair value of $149,990, resulting in a gain on settlement of debt of $100,003.

11,319,417 warrants were cancelled on September 30, 2024 pursuant to the rescission of converted payroll and payable amounts (see Shares issued for settlement of compensation to employees and consultants for further detail on these conversions and their cancellation), leading to the reversal of $2,455,532 in deemed dividend related to the issuance of new warrants and $7,515,455 in deemed dividend related to the trigger of down round provisions.